Non-controlling interests	12 Months Ended
Dec. 31, 2017
Non-controlling interests
Non-controlling interests

27. Non-controlling interests

Non-controlling interests include the net amount of the equity of subsidiaries attributable to equity instruments that do not belong, directly or indirectly, to the Bank, including the portion attributed to them of profit for the year.

a)   Breakdown

The breakdown by subsidiary of Equity - Non-controlling interests is as follows:

	12/31/2016	12/31/2017

Equity as of balance-sheet date attributable to non-controlling interests:
Of which:
Fideicomiso GFSSLPT, Banco Santander México, S.A.	41	14
Other	14	15
	55	29
Profit for the year attributable to non-controlling interests:
Of which:
Fideicomiso GFSSLPT, Banco Santander México, S.A.	—	—
Other	—	—

b)   Changes

The changes in Non-controlling interests are summarized as follows:

	2016	2017

Beginning balance	58	55
Profit for the year attributable to non-controlling interests	—	—
Other	(3)	(26)
Balance at year-end	55	29

The foregoing changes are shown in the consolidated statement of changes in equity.